DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		7 Months Ended	12 Months Ended
	Aug. 12, 2019	Dec. 31, 2019	Dec. 31, 2020
Proceeds from Issuance of Equity [Abstract]
Transaction costs	$ 14,413,362
Underwriting fees	5,000,000
Deferred underwriting fees	8,750,000
Other offering costs	663,362
Investment of cash in Trust Account	$ 250,000,000	$ 250,000,000	$ 0
Amount of interest to pay dissolution expenses			$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	7,000,000	7,000,000
Gross proceeds from issuance of warrants	$ 7,000,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 250,000,000
Redemption price (in dollars per share)	$ 10.00